Borrowings - Credit Facility (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Aug. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,720,574		$ 1,735,573
Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 900,000
Available borrowing	391,961
Borrowings	473,000		$ 284,400
Borrowings covenant, maximum total debt to EBITDAX ratio				3.25
Borrowings covenant, minimum current assets to current liabilities ratio				1.00
Credit Facility | Covenant One
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio				1.5
Borrowings covenant, borrowing base availability percentage				15.00%
Credit Facility | Covenant Two
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, borrowing base availability percentage				20.00%
Credit Facility | Covenant Three
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio				2.0
Credit Facility | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio				1.5
Credit Facility | Bottom of range | SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate spread				2.75%
Credit Facility | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio				2.0
Credit Facility | Top of range | SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate spread				3.75%
Credit Facility, letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 35,039